Annual Total Returns (Vanguard GNMA Fund - Investor Shares Participant) (Vanguard GNMA Fund, Vanguard GNMA Fund - Investor Shares)	18 Months Ended
Jul. 31, 2013
Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Annual Total Return
2013	(2.22%)
2012	2.35%
2011	7.69%
2010	6.95%
2009	5.29%
2008	7.22%
2007	7.01%
2006	4.33%
2005	3.33%
2004	4.13%